Subsequent Events (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]
Subsequent Event [Line Items]
Options granted		137,010	119,925	116,455
Subsequent Event [Member] | Global Share Incentive Plan (2013) [Member]
Subsequent Event [Line Items]
Options granted	141,928

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 12E. Regarding the grant of 22,795 options, see Note 3B.